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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9/30/12
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Cain Brothers Asset Management, LLC
                 -----------------------------------
   Address:      360 Madison Ave., 5th Floor
                 -----------------------------------
                 New York, NY 10017
                 -----------------------------------

Form 13F File Number: 28-14424
                      ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Charity A. Davidenko
         -------------------------------
Title:   CCO
         -------------------------------
Phone:   212-981-6937
         -------------------------------

Signature, Place, and Date of Signing:

      /s/ Charity A. Davidenko        New York, NY     November 7, 2012
   ------------------------------   ----------------   ----------------
            [Signature]                 [City, State]         [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: N/A

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0
                                        --------------------

Form 13F Information Table Entry Total:         18
                                        --------------------

Form 13F Information Table Value Total:       286302
                                        --------------------
                                            (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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                           FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS    SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ----------- -------- -------- --------
ISHARES SILVER TRUST ISHARES   Equity           46428Q109     5016   150000 SH  CALL Sole                  131500            18500
ISHARES SILVER TRUST ISHARES   Equity           46428Q109    14697   439500 SH  CALL Sole                  386000            53500
ISHARES TR MSCI EAFE INDEX     Equity           464287465     4772    90000 SH  CALL Sole                   90000
ISHARES TR MSCI EAFE INDEX     Equity           464287465     5276    99500 SH  CALL Sole                   99500
ISHARES TR MSCI EAFE INDEX     Equity           464287465     5303   100000 SH  CALL Sole                  100000
ISHARES TR MSCI EAFE INDEX     Equity           464287465     3261    61500 SH  CALL Sole                   61500
ISHARES TR MSCI EAFE INDEX     Equity           464287465     2068    39000 SH  CALL Sole                   39000
ISHARES TR MSCI EMERG MKT      Equity           464287234     2607    63000 SH  CALL Sole                   21500            41500
ISHARES TR MSCI EMERG MKT      Equity           464287234     3104    75000 SH  CALL Sole                   30000            45000
ISHARES TR MSCI EMERG MKT      Equity           464287234     1304    31500 SH  CALL Sole                   31500
ISHARES TR MSCI EMERG MKT      Equity           464287234     1655    40000 SH  CALL Sole                   40000
ISHARES TR MSCI EMERG MKT      Equity           464287234    16906   408500 SH  CALL Sole                  408500
ISHARES TR MSCI EMERG MKT      Equity           464287234    16761   405000 SH  CALL Sole                  405000
POWERSHARES QQQ TRUST UNIT SER Equity           73935A104    34293   500000 SH  CALL Sole                  456200            43800
POWERSHARES QQQ TRUST UNIT SER Equity           73935A104    82302  1200000 SH  CALL Sole                 1072800           127200
POWERSHARES QQQ TRUST UNIT SER Equity           73935A104    41151   600000 SH  CALL Sole                  551000            49000
SELECT SECTOR SPDR TR SBI INT- Equity           81369Y704    34866   955500 SH  CALL Sole                  883500            72000
UNITED STATES OIL FUND LP UNIT Equity           91232N108    10961   321000 SH  CALL Sole                  282500            38500

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